Risk Framework	12 Months Ended
Dec. 31, 2025
Risk Framework [Abstract]
Risk Framework	Our risk governance structure
We are committed to the highest standards of corporate governance in every part of our business, including risk management. For details of our governance, including the Board and its Committees, see the ‘Governance’ section of this Annual Report. The Board delegates certain responsibilities to Board Level
Committees as needed and where appropriate. Our risk governance structure strengthens our ability to identify, assess, manage and report risks, as follows:
–Committees: A number of Board and Executive committees are responsible for specific parts of our Risk Framework
–Key senior management roles: A number of senior roles have specific responsibilities for risk management
–Risk organisational structure: We have the ‘three lines of defence’ model built into the way we run our business.
Committees
The Board and Board Level Committee responsibilities for risk are:

Board Level Committee	Main risk responsibilities
The Board	–Has overall responsibility for business execution and for managing risk
–Reviews and approves the Risk Framework and Risk Appetite
Board Risk Committee (BRC)	–Assesses the Risk Framework and recommends it to the Board for approval
–Advises the Board on our overall Risk Appetite, tolerance and strategy
–Oversees our exposure to risk and our strategy and advises the Board on both
–Reviews the effectiveness of our risk management systems and internal controls
–Reviews reports from the Chief Compliance Officer (CCO) on the adequacy and effectiveness of the compliance function
–Responsible for oversight of cybersecurity risks and receives regular updates on cybersecurity risk position including cybersecurity incidents
–Receives regular updates on economic crime compliance and risks including money laundering, bribery and corruption and sanctions compliance, and monitors KPIs in line with approved Board risk appetite

Board Responsible Banking Committee	–Responsible for culture and operational risk from conduct, compliance, competition & legal matters
–Ensures that adequate and effective control processes are in place to identify and manage reputational risks
–Oversees our Sustainability and Responsible Banking programme and how it impacts on employees, communities, the environment including sustainability and climate change, reputation, brand and market positioning

–Reviews updates on key risk issues, customer, reputational and conduct matters
Board Audit Committee	–Monitors and reviews the financial statements integrity, and any formal announcements on financial performance
–Reviews the adequacy and effectiveness of the internal financial controls and whistleblowing arrangements
–Monitors and reviews the effectiveness of the internal audit function
–Receives regular updates from the internal audit function, including on its reviews of cybersecurity risk and controls
–Oversees the independence and performance of the external auditors
Board Remuneration Committee	–Oversees and approves remuneration policies and frameworks, long-term strategy, objectives, risk appetite, culture and values, including risk adjustment and malus and/or clawback provisions.
Board Special Projects Committee	–Advises the Board, Board Risk Committee, and other Committees, as appropriate, in respect of special projects and transformation matters
Board Nomination and Governance Committee	–Oversees Board and Committee composition and governance arrangements, including recommending membership of the Board Risk Committee and evaluation of Board and Committee effectiveness.
The Executive Level Committee responsibilities for risk are:

Executive Level Committee	Main risk responsibilities
Executive Committee (ExCo)	–Reviews business plans in line with our Risk Framework and Risk Appetite before they are sent to the Board to approve
–Receives updates on key risk issues (not already reported to the CEO through other forums) and monitors the actions taken
–Focuses on the responsibilities of the Executive Committee Senior Management Function holders and how they are discharged
–Reviews updates on key risk issues, customer, reputational and conduct matters
Executive Transformation Committee	–Reviews, monitors and challenges the bank-wide transformation outcomes, benefits and risks
Executive Risk Control Committee (ERCC)	–Reviews Risk Appetite proposals before they are sent to the BRC and the Board to approve
–Ensures that we comply with our Risk Framework, Risk Appetite and risk policies
–Reviews and monitors our risk exposures and approves any corrective steps we need to take
Disclosure Committee	–Ensures the adequacy and effectiveness of disclosure controls and procedures and reviews material financial information prior to external disclosure
Gold Committee
–Oversees Special Situations, including endorsement of Recovery/Resolvability plans and indicators, approval of contingency and action plans, and coordination of recovery and resolution responses with regulators

Asset and Liability Committee (ALCO)	–Reviews liquidity risk appetite (LRA) proposals
–Ensures we measure and control structural balance sheet risks, including capital, funding and liquidity, in line with the policies, strategies and plans set by the Board
–Reviews and monitors key asset and liability management activities to ensure we keep our exposures within our Risk Appetite
Capital Committee	–Puts in place reporting systems and risk control processes to make sure capital risks are managed within our Risk Framework
–Reviews capital adequacy and capital plans, including the ICAAP, before they are sent to the Board to approve
Incident Accountability Committee	–Considers, calibrates, challenges and agrees any appropriate individual remuneration adjustments
–Presents recommendations to the Board Remuneration Committee
Credit Approval Committee	–Approves corporate and wholesale credit transactions which exceed levels delegated to lower level forums or individuals
Economic Crime Committee
–Ensures due reporting, consideration, oversight and informed decision making regarding compliance with financial crime laws and regulations, fraud, and best industry practice aligned to our Risk Appetite

Key senior management roles
Senior roles with specific responsibilities for risk management are:

Role	Main risk responsibilities
Chief Executive Officer (CEO)
The Board delegates responsibility for our business activities and managing risk on a day-to-day basis to the CEO. The CEO proposes our strategy and business plan, puts them into practice and manages the risks involved. The CEO must also ensure we have a suitable system of controls to manage risks and report to the Board on them.

Chief Risk Officer (CRO)
Oversees and challenges risk activities, and ensures that the business activity is conducted within our risk appetite. Responsible for control and oversight of all risk types with regulatory responsibility to report on these risk types to Executive and Board Committees.

Chief Financial Officer (CFO)
Responsible for developing strategy, leadership and management of the CFO Division. The CFO is responsible for managing interest rate, liquidity, pension and capital risks. The CFO also aims to maximise the return on Regulatory and Economic Capital.

Chief Internal Auditor (CIA)
Designs and uses an audit system that identifies the main risks and evaluates controls. The CIA also develops an audit plan to assess existing risks that involve producing audit, assurance and monitoring reports.

Chief Compliance & Non- Financial Risk Officer (CCO)
Responsible to the CRO for control and oversight of conduct, compliance, reputational and economic crime risk, but has direct responsibility to report on conduct, compliance and reputational risk to Executive and Board Committees and the regulator.

Money Laundering Reporting Officer (MLRO)	Responsible to the CCO for control and oversight of economic crime risk but has regulatory responsibility to report on this risk type to Executive and Board Committees and the regulator.